Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 110,841	$ 25,508
Other receivables	783	783
Prepaid expenses and deferred costs	1,490	2,415
Total current assets	113,114	28,706
Non-current assets
Furniture, fixtures and equipment	323	121
Intangible assets	21,608	16,608
Other long-term assets	190	90
Total non-current assets	22,121	16,819
Total assets	135,235	45,525
Current liabilities
Other payables and current liabilities	2,865	2,383
Accrued expenses	6,514	4,269
Total current liabilities	9,430	6,652
Current tax liability	51
Non-current liabilities
Post-employment obligations	3,099	2,832
Other long-term liabilities	55
Total non-current liabilities	3,154	2,832
Shareholders’ equity
Share capital	2,864	1,740
Share premium	219,335	71,966
Reserves	7,119	1,934
Accumulated losses	(106,667)	(39,599)
Total shareholders’ equity	122,651	36,041
Total liabilities and shareholders’ equity	$ 135,235	$ 45,525